Note 7 - Income Tax	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
7
- INCOME TAX

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate of 34% and 8.7% state income tax rate for Delaware for the years ended December 31, 2015 and 2014, respectively, to the income taxes reflected in the Statements of Operations:

	For the year ended December 31,
	201 5	201 4
Tax expense at statutory rate - federal	(34.00)%	(34.00)%
State tax expense, net of federal benefit	(5.74)%	(5.74)
Valuation allowance	39.74%	39.74%
Tax expense at actual rate	-	-

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at December 31, 2015 and 2014 are as follows:

	For the year ended December 31,
	201 5	201 4
Deferred tax assets and liabilities:
Net operating loss carry forward	$40,430	$281
Valuation allowance	$(40,430)	$(281)
Net deferred tax assets	-	-

Deferred income taxes are provided for the tax effects of transactions reported in the financial statements and consist of deferred taxes related primarily to differences between the bases of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax return consequences of those differences, which will either be deductible or taxable when the assets and liabilities are recovered or settled.

At December 31, 2015 and 2014, the Company had net operating loss carry-forwards of approximately $101,700 and $700 resulting in deferred tax assets recorded of $40,430 and $281, respectively, which begin to expire in 2034. The Company has recorded a 100% valuation allowance on the deferred tax assets due to the uncertainty of its realization. The net change in the valuation allowance for the years ended December 31, 2015 and 2014 was an increase of $40,149 and $281, respectively.

In the normal course of business, the Company’s income tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessment by these taxing authorities. Accordingly, the Company believes that it is more likely than not that it will realize the benefits of tax positions it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with FASB ASC 740-10-15. Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the company’s financial position. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2015, tax year 2014 remains open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.